Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 102,812	$ 55,420	$ 22,880
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	662	233	136
Depreciation expense	38,975	35,210	34,030
Amortization of intangibles	7,539	7,613	4,652
Amortization of government grants	(349)	(154)	(115)
Stock compensation expense	14,220	11,521	9,355
Deferred taxes	(10,583)	(10,430)	(6,121)
Changes in assets and liabilities:
Increase in accounts receivable	(37,538)	(79,155)	(32,081)
(Increase)/decrease in unbilled revenue	(4,015)	13,227	(27,164)
(Increase)/decrease in other receivables	(1,638)	1,125	(1,669)
(Increase)/decrease in prepayments and other current assets	(898)	682	(1,345)
Increase in other non current assets	(1,146)	(861)	(233)
Increase in payments on account	76,066	68,654	9,494
Increase in other current liabilities	43,291	17,035	20,390
Increase/(decrease) in other non current liabilities	899	189	(613)
Decrease in income taxes payable	(5,013)	(7,916)	(2,753)
(Decrease)/increase in accounts payable	(2,057)	1,038	(8,652)
Net cash provided by operating activities	221,227	113,431	20,191
Cash flows from investing activities:
Purchase of property, plant and equipment	(29,488)	(30,791)	(35,284)
Purchase of subsidiary undertakings and acquisition costs	(93,553)	(72,508)	(69,836)
Cash acquired with subsidiary undertaking	1,039	2,572	8,300
Sale of short term investments	109,795	82,193	438
Purchase of short term investments	(172,168)	(102,575)	(56,000)
Net cash used in investing activities	(184,375)	(121,109)	(152,382)
Cash flows from financing activities:
Drawdown of credit lines and facilities		20,000
Repayment of credit lines and facilities		(20,000)
Proceeds from the exercise of share options	26,993	13,015	4,665
Share issuance costs	(70)	(74)	(76)
Excess tax benefit on exercise of equity compensation	1,651	1,274	681
Repurchase of ordinary shares		(15,605)	(9,005)
Share repurchase costs		(190)	(113)
Receipt of government grant	225	340
Net cash provided by/(used in) financing activities	28,799	(1,240)	(3,848)
Effect of exchange rate movements on cash	2,821	3,728	(430)
Net increase/(decrease) in cash and cash equivalents	68,472	(5,190)	(136,469)
Cash and cash equivalents at beginning of year	114,047	119,237	255,706
Cash and cash equivalents at end of year	$ 182,519	$ 114,047	$ 119,237